Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The Plan's assets are identified as being in Level 1 and Level 2 of the fair value hierarchy, other than those using NAV as a practical expedient. The following tables set forth the Plan's assets at fair value by level within the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$317,225,471	$—	$317,225,471
Self-directed brokerage accounts	4,872,688	413,526	5,286,214
Company common stock	2,421,295	—	2,421,295
Total investments in hierarchy	$324,519,454	$413,526	324,932,980
Investments measured at net asset value (a)			36,833,075
Total Investments, at fair value			$361,766,055

	Fair Value as of December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$268,032,204	$—	$268,032,204
Self-directed brokerage accounts	2,858,163	1,299,564	4,157,727
Company common stock	2,005,237	—	2,005,237
Total investments in hierarchy	$272,895,604	$1,299,564	274,195,168
Investments measured at net asset value (a)			35,888,856
Total Investments, at fair value			$310,084,024

(a) Certain investments that were measured at NAV per share (or equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table describes the investment measured at fair value based on NAV per share as a practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to Plan level transactions.

Description	Fair Value 12/31/2025	Fair Value 12/31/2024	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Pooled separate account	$36,263,529	$35,367,736	N/A	Daily	N/A
Common collective trust	569,546	521,120	N/A	Daily	5 Days
Investments measured at net asset value	$36,833,075	$35,888,856